Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.51%
Pennsylvania–93.53%
Adams (County of), PA General Authority (Brethren Home Community (The)); Series 2024, Ref. RB	5.00%	06/01/2054	$4,100	$3,775,530
Adams County General Authority (Gettysburg College); Series 2025, Ref. RB	5.00%	08/15/2050	1,245	1,207,188
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	1,750	1,655,889
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport);
Series 2021 A, RB(b)	5.00%	01/01/2051	16,365	15,913,553
Series 2021 A, RB (INS - AGI)(a)(b)	4.00%	01/01/2056	5,555	4,537,131
Series 2023 A, RB (INS - AGI)(a)(b)	5.50%	01/01/2053	1,810	1,869,855
Series 2025 A, RB (INS - AGI)(a)(b)(c)	5.50%	01/01/2055	25,000	25,953,957
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB (INS - BAM)(a)	6.00%	05/01/2028	80	81,643
Series 2017, RB	5.00%	10/15/2037	1,065	981,471
Series 2017, RB	5.00%	10/15/2047	1,500	1,241,760
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	13,250	12,935,896
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center); Series 2007 A-1, RB (3 mo. Term SOFR + 0.82%)(d)	3.86%	02/01/2037	365	363,251
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,540	1,541,242
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	3,990	4,156,288
Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(b)	6.10%	01/20/2043	1,055	1,055,087
Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.75%	06/01/2052	3,250	3,424,033
Allentown (City of), PA Commercial and Industrial Development Authority (Executive Education Academy Charter School); Series 2024, Ref. RB(e)	5.00%	07/01/2059	3,000	2,696,681
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(e)	5.00%	05/01/2042	3,915	3,778,941
Series 2018, RB(e)	5.38%	05/01/2042	4,000	3,922,095
Series 2024, RB(e)	5.00%	05/01/2042	3,620	3,498,111
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(e)	6.25%	05/01/2042	3,250	3,120,972
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street);
Series 2024, RB(e)	5.25%	05/01/2032	615	622,796
Series 2024, RB(e)	5.25%	05/01/2042	1,275	1,236,912
Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2036	1,250	1,266,534
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2037	1,255	1,268,284
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,127,761
Series 2017 A, Ref. RB	5.00%	05/15/2042	1,000	969,078
Series 2017 C, RB	5.00%	05/15/2042	600	581,447
Series 2017 C, RB	5.00%	05/15/2047	1,650	1,520,879
Bethlehem Area School District; Series 2015 A, GO Bonds(f)(g)	5.00%	08/01/2025	3,000	3,008,982
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	272,136
Cheltenham (Township of), PA; Series 2018, GO Bonds	4.00%	07/01/2048	560	488,760
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $112,684)(h)	3.25%	12/01/2029	115	100,217
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $299,910)(h)	4.00%	12/01/2039	305	224,756
Series 2019, Ref. RB (Acquired 12/18/2019-08/24/2021; Cost $7,385,399)(h)	5.00%	12/01/2051	8,000	6,083,471
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	770	695,164
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,895	2,647,386
Chester (County of), PA Industrial Development Authority (Green Bonds); Series 2021, RB	4.00%	12/01/2051	11,340	9,685,432
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School);
Series 2024, Ref. RB(e)	4.50%	10/01/2049	$800	$694,770
Series 2024, Ref. RB(e)	4.50%	10/01/2054	645	548,899
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	978,503
Series 2013, RB	5.00%	08/01/2045	750	673,888
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2034	300	195,275
Series 2020 A, GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2038	2,700	1,364,348
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2033	500	344,572
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2034	980	637,900
Series 2020 C, Ref. GO Notes (INS - BAM)(a)(i)	0.00%	10/01/2033	640	441,053
Commonwealth Financing Authority;
Series 2018, RB(c)(j)	5.00%	06/01/2034	2,500	2,569,928
Series 2018, RB(c)(j)	5.00%	06/01/2035	500	512,498
Series 2018, RB (INS - AGI)(a)	4.00%	06/01/2039	2,725	2,509,248
Cumberland (County of), PA Municipal Authority; Series 2015, Ref. RB	5.00%	01/01/2038	425	420,466
Cumberland (County of), PA Municipal Authority (Messiah Village); Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,206,070
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	1,175	1,081,368
Series 2019, Ref. RB	5.00%	05/01/2048	4,000	3,433,629
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	514,239
Delaware (County of), PA Authority (Eastern University); Series 2012, RB(f)(g)	5.25%	06/26/2025	5,215	5,222,104
Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	175	174,477
Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,260,125
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,015	1,015,191
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,259,049
Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(e)	5.13%	06/01/2046	2,080	1,951,577
Delaware Valley Regional Finance Authority;
Series 2002, RB	5.75%	07/01/2032	1,000	1,135,262
Series 2024, VRD RB(k)	1.45%	09/01/2059	2,000	2,000,000
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities); Series 2016, Ref. RB	5.00%	12/01/2039	3,150	3,142,130
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program); Series 2021, RB	4.00%	05/01/2041	1,130	946,258
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	422,986
Series 2018, Ref. RB	5.00%	12/01/2053	7,080	5,879,576
Series 2019, RB	5.00%	12/01/2039	755	705,130
Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	15,000	14,828,576
Series 2017 A-1, Ref. RB	4.00%	02/15/2047	5,000	4,230,985
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	4.00%	12/01/2044	1,150	953,674
Series 2019, RB	5.00%	12/01/2049	7,765	7,191,649
Lancaster (City of), PA Municipal Authority (Garden Spot Village);
Series 2024 B, RB	5.00%	05/01/2054	1,880	1,796,629
Series 2024, Ref. RB	5.00%	05/01/2044	1,300	1,292,890
Series 2024, Ref. RB	5.00%	05/01/2049	1,635	1,581,067
Lancaster (City of), PA Municipal Authority (Luthercare Project); Series 2025 A, Ref. RB	5.00%	12/01/2055	2,890	2,692,234
Lancaster (City of), PA Municipal Authority (Luthercare); Series 2025 A, Ref. RB	5.00%	12/01/2045	1,000	970,982
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,765	1,723,117
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	579,427
Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2015, Ref. RB(f)(g)	5.00%	06/02/2025	1,790	1,790,000
Series 2023, Ref. RB	5.13%	11/01/2038	1,000	1,047,668
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	$1,550	$1,507,232
Latrobe (City of), PA Industrial Development Authority (Seton Hill University); Series 2021, Ref. RB	4.00%	03/01/2051	485	361,872
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	3,000	2,950,703
Series 2019, Ref. RB	4.00%	07/01/2049	7,000	5,666,765
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	4,838	3,941,587
Series 2014 B, RB(l)	7.50%	02/01/2044	3,735	2,316,828
Series 2014 C, RB(i)(m)	0.00%	02/01/2044	3,238	26,671
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	5,750	4,491,222
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Dual Language Charter School); Series 2023, RB	7.00%	06/01/2053	3,760	3,971,558
Lehigh (County of), PA General Purpose Authority (Muhlenberg College);
Series 2024, Ref. RB	5.25%	02/01/2049	2,100	2,106,801
Series 2024, Ref. RB	5.25%	02/01/2054	6,350	6,348,054
Littlestown Area School District; Series 2023 A, GO Bonds (INS - BAM)(a)	5.00%	10/01/2050	1,400	1,411,106
Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	930	897,779
Series 2022 A, RB	4.50%	01/01/2045	800	708,109
Montgomery (County of), PA (River Pionte); Series 2023, RB(e)	6.50%	09/01/2043	3,120	3,076,890
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System);
Series 2014 A, Ref. RB	5.00%	10/01/2025	1,200	1,199,975
Series 2014 A, Ref. RB	5.00%	10/01/2026	1,000	1,000,155
Series 2014 A, Ref. RB	5.00%	10/01/2027	390	389,982
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	752,929
Series 2017, Ref. RB	5.00%	12/01/2047	2,915	2,714,378
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2044	1,000	879,340
Series 2019, Ref. RB	4.00%	09/01/2049	5,500	4,563,560
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	15,000	15,109,782
Series 2020 C, RB	4.00%	11/15/2043	350	306,049
Series 2020 C, RB	5.00%	11/15/2045	1,970	1,927,934
Series 2023, RB	5.25%	11/15/2053	1,000	1,006,760
Series 2025, Ref. RB	5.00%	11/15/2055	5,000	4,750,220
Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2046	2,740	2,309,683
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	5,000	4,810,659
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.);
Series 2019, Ref. RB	5.00%	12/01/2044	1,500	1,447,440
Series 2019, Ref. RB	5.00%	12/01/2049	1,300	1,220,540
Northampton (County of), PA General Purpose Authority (Moravian College); Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,276,615
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	331,494
Series 2016, Ref. RB	5.00%	08/15/2046	1,170	1,134,870
Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	7,029,202
Northampton (County of), PA Industrial Development Authority; Series 2013, RB(m)	5.00%	06/30/2027	8,167	1,470,077
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	472,737
Series 2019, Ref. RB	5.00%	11/01/2044	950	837,596
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	889,513
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.); Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(h)(m)	5.00%	06/30/2027	14,827	6,523,708
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	2,838,747
Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	3,143,183
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of);
First Series 2020, GO Bonds	2.13%	05/01/2040	$5,000	$3,520,296
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	473,759
Series 2025, RB(c)	4.80%	10/01/2055	5,000	4,826,681
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2023 A-2, RB	4.00%	05/15/2053	3,250	2,641,422
Series 2025, Ref. RB(b)(e)(g)	5.45%	03/27/2035	4,000	3,978,366
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013 C, RB (INS - AGI)(a)(i)	0.00%	01/01/2044	775	302,373
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(e)	3.25%	08/01/2039	3,850	3,049,693
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	635	635,494
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	1,420	1,425,980
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	6,195	6,052,104
Series 2022, RB (INS - AGI)(a)(b)	5.00%	12/31/2057	5,145	4,957,944
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	13,590	13,351,642
Series 2015, RB(b)	5.00%	06/30/2042	11,750	11,417,657
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2046	6,330	5,283,281
Series 2023, RB	5.25%	07/01/2049	1,300	1,295,125
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University); Series 2024, RB	4.00%	08/01/2054	6,500	5,563,966
Pennsylvania (Commonwealth of) Higher Education Assistance Agency;
Series 2023 A, RB(b)	4.00%	06/01/2044	3,535	3,399,137
Series 2023 B, RB(b)	5.00%	06/01/2050	800	726,293
Series 2024, RB(b)	4.13%	06/01/2045	3,143	2,988,887
Series 2024-1C, RB(b)	5.00%	06/01/2051	2,000	1,825,018
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority; Series 2025 A, RB(c)	4.25%	02/15/2055	7,500	6,737,565
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	829,855
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2019, RB	4.00%	08/15/2044	10,000	8,985,371
Series 2019, RB	4.00%	08/15/2049	1,000	860,416
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	956,762
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	1,964,222
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 141-A, RB	5.75%	10/01/2053	866	914,773
Series 2023 143-A, RB	5.30%	04/01/2044	2,020	2,081,464
Series 2024-145A, RB	6.00%	10/01/2054	3,475	3,741,699
Series 2024-146A, RB	4.75%	04/01/2053	3,000	2,923,635
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB	5.00%	06/01/2027	3,750	3,827,550
Series 2016 A, Ref. RB (INS - AGI)(a)	5.00%	06/01/2032	5,000	5,060,488
Series 2016, Ref. RB(f)(g)	5.00%	12/01/2026	5	5,161
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGI)(a)	6.25%	06/01/2033	$2,000	$2,055,488
Series 2009 E, RB	6.38%	12/01/2038	11,435	12,029,132
Series 2015 B, RB	5.00%	12/01/2030	500	504,440
Series 2017 B-1, RB	5.25%	06/01/2047	1,630	1,639,606
Series 2019 A, RB	5.00%	12/01/2049	9,660	9,736,299
Series 2020 B, RB	5.00%	12/01/2050	5,150	5,172,590
Series 2021 A, RB	4.00%	12/01/2050	3,000	2,614,119
Series 2021 A, Ref. RB	4.00%	12/01/2051	13,190	11,410,520
Series 2022 B, Ref. RB	5.25%	12/01/2052	3,000	3,087,100
Series 2023, Ref. RN (SIFMA Municipal Swap Index + 0.85%)(d)(g)	2.82%	07/15/2026	2,000	1,996,210
Series 2025 A, RB(c)	5.25%	12/01/2055	7,500	7,763,447
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	3,620,569
Series 2017 A, RB	5.25%	10/01/2052	9,475	9,505,317
Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	12,700	12,505,230
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,011,501
Series 2019 B, GO Bonds	5.00%	02/01/2037	145	150,812
Series 2020 A, RB	5.00%	11/01/2050	1,250	1,226,877
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	2,225	1,883,554
Series 2021, Ref. RB (INS - AGI)(a)(b)	4.00%	07/01/2037	1,000	967,947
Series 2024 C, RB (INS - AGI)(a)(c)	5.25%	09/01/2049	2,500	2,605,509
Sixteenth Series 2020 A, RB (INS - AGI)(a)	4.00%	08/01/2045	1,735	1,561,820
Philadelphia (City of), PA (1998 General Ordinance); Series 2024, RB	5.25%	08/01/2049	5,900	6,068,400
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia (The)); Series 2024 A, RB(c)	5.25%	07/01/2049	27,870	28,980,397
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	2,340	2,354,761
Philadelphia (City of), PA Authority for Industrial Development (Discovery Charter School); Series 2022, Ref. RB(e)	5.00%	04/15/2052	2,400	2,079,492
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	200	193,356
Series 2019, RB	5.00%	06/15/2050	350	299,643
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR (Acquired 10/07/2010; Cost $1,560,000)(h)(m)	5.38%	06/15/2030	1,560	1,138,800
Series 2010 A, IDR(m)	5.63%	06/15/2042	4,000	2,920,000
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	1,640	1,433,800
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,720	1,683,318
Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/ Morrisville); Series 2005 A, RB	5.63%	07/01/2035	2,040	2,079,821
Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,385	1,385,210
Philadelphia (City of), PA Authority for Industrial Development (Social Bonds);
Series 2024, Ref. RB(e)	5.00%	06/15/2039	1,110	1,090,476
Series 2024, Ref. RB(e)	5.00%	06/15/2043	1,000	953,516
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,021,286
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	17,635	17,013,821
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB(f)(g)	4.00%	12/01/2026	600	607,946
Series 2017, RB(f)(g)	5.00%	12/01/2026	11,000	11,305,408
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2049	4,500	3,936,959
Philadelphia (City of), PA Housing Authority (PHA Headquarters);
Series 2017, RB	5.00%	05/01/2042	1,000	1,005,702
Series 2017, RB	5.00%	05/01/2047	3,335	3,323,821
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Parking Authority (The); Series 1999 A, RB (INS - AMBAC)(a)	5.25%	02/15/2029	$20	$20,033
Philadelphia School District (The); Series 2019 A, GO Bonds	5.00%	09/01/2044	1,500	1,495,944
Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(b)	6.13%	01/20/2043	2,320	2,320,796
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2034	820	845,545
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2035	750	771,702
Scranton-Lackawanna Health and Welfare Authority (University of Scranton);
Series 2025 A, Ref. RB	5.00%	11/01/2050	2,165	2,123,687
Series 2025 A, Ref. RB	4.38%	11/01/2055	2,325	2,091,173
Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,005,023
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program); Series 2022, RB	5.25%	06/01/2047	3,000	3,108,923
Susquehanna Area Regional Airport Authority; Series 2017, Ref. RB(b)	5.00%	01/01/2038	1,350	1,331,396
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	385	385,504
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,515	1,501,335
West Shore School District; Series 2020, GO Bonds	4.00%	11/15/2048	2,000	1,755,033
Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2034	2,600	2,656,554
				652,491,038
Puerto Rico–11.96%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	10,335	10,434,696
Series 2005 A, RB(i)	0.00%	05/15/2050	53,320	9,717,773
Series 2008 A, RB(i)	0.00%	05/15/2057	415,530	24,943,933
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(i)	0.00%	07/01/2033	2,000	1,355,627
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	722	722,342
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,433	1,470,557
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,409	1,477,324
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,369	1,465,551
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,298	1,248,866
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,167	1,102,188
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,001	925,581
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,362	1,167,378
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,416	1,164,599
Subseries 2022, RN(i)	0.00%	11/01/2043	5,916	3,557,286
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	6,000	6,000,029
Series 2007 TT, RB(m)	5.00%	07/01/2032	1,225	672,219
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	183	173,847
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2046	3,912	1,255,886
Series 2018 A-1, RB(i)	0.00%	07/01/2051	7,242	1,709,659
Series 2018 A-1, RB	5.00%	07/01/2058	5,037	4,732,541
Series 2019 A-2, RB	4.33%	07/01/2040	2,750	2,567,991
Series 2019 A-2, RB	4.54%	07/01/2053	91	78,856
Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,090,153
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 01/02/2015-01/22/2015; Cost $1,934,088)(h)	5.00%	06/01/2030	3,235	3,126,041
Series 2006 Q, RB	5.00%	06/01/2030	1,300	1,256,214
				83,417,137
Virgin Islands–0.90%
Tobacco Settlement Financing Corp.;
Series 2006, RB(i)	0.00%	05/15/2035	4,150	1,934,080
Series 2006, RB(i)	0.00%	05/15/2035	2,195	1,084,608
Series 2006, RB(i)	0.00%	05/15/2035	7,000	3,262,303
				6,280,991
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–0.07%
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031	$495	$497,359
Northern Mariana Islands–0.05%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(b)	6.60%	03/15/2028	315	320,197
TOTAL INVESTMENTS IN SECURITIES(n)–106.51% (Cost $794,925,519)				743,006,722
FLOATING RATE NOTE OBLIGATIONS–(8.39)%
Notes with interest and fee rates ranging from 2.52% to 2.62% at 05/31/2025 and contractual maturities of collateral ranging from 06/01/2034 to 12/01/2055(o)				(58,535,000)
OTHER ASSETS LESS LIABILITIES–1.88%				13,116,475
NET ASSETS–100.00%				$697,588,197
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Underlying security related to TOB Trusts entered into by the Fund.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $36,300,187, which represented 5.20% of the Fund’s Net Assets.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Restricted security. The aggregate value of these securities at May 31, 2025 was $17,196,993, which represented 2.47% of the Fund’s Net Assets.
(i)	Zero coupon bond issued at a discount.
(j)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $2,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $12,751,475, which represented 1.83% of the Fund’s Net Assets.

(n)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	7.05%

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the Fund’s investments with a value of $79,949,982 are held by TOB Trusts and serve as collateral for the $58,535,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$743,006,722	$—	$743,006,722
Total Investments in Securities	—	743,006,722	—	743,006,722
Other Investments - Assets
Investments Matured	—	551,713	—	551,713
Total Investments	$—	$743,558,435	$—	$743,558,435
Invesco Pennsylvania Municipal Fund